INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
INCOME TAXES [Abstract]
Unrecognized tax benefits for uncertain tax positions (in Dollars)	$ 0	$ 0
Statutory federal income tax rate	21.00%	21.00%	21.00%